Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 37,308	$ 37,308
LNG segment
Goodwill [Line Items]
Goodwill	31,921	31,921
NGL segment
Goodwill [Line Items]
Goodwill	$ 5,387	5,387
Operating Segments
Goodwill [Line Items]
Goodwill		$ 37,308